Cover	Oct. 23, 2026
Cover [Abstract]
Amendment Flag	true
Amendment Description	Amended to include final prospectus for SEC review.
Entity Central Index Key	0002148635
Document Type	S-6
Entity Registrant Name	FT 13307
Document Period End Date	Oct. 23, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average total return through a combination of capital appreciation and dividend income. Under normal circumstances, the Trust will invest at least 80% of its assets in “Dividend Leaders” that are headquartered or incorporated in the United States. The Sponsor defines “Dividend Leaders” as the top 30 companies as determined by the ranking process described below. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the financials sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Through our selection process we seek to find financially healthy, dividend-paying companies headquartered or incorporated in the United States that we believe have the best prospects for above-average total return.

Identify the Universe. We begin with all stocks of companies headquartered or incorporated in the United States with a market capitalization greater than $1 billion. We then eliminate any regulated investment companies, limited partnerships, and real estate investment trusts (“REITs”), including mortgage REITs.

Screen for Financial Strength. The next step is to look for those companies that meet the following criteria:

•	Three-month average daily trading volume greater than $5 million;
•	Payout ratio greater than 0% and less than 100%;
•	Financial companies must have positive earnings per share over the last 12 months;
•	All other companies must have a free cash flow yield greater than zero; and
•	Debt-to-equity must be less than or equal to one.

Select Companies. The final step in our process is to select the top 30 companies ranked by current indicated dividend yield, excluding one-time special dividends, as of two business days prior to the Initial Date of Deposit. The selected securities are weighted by their trailing 12 months absolute dividends paid subject to the restriction that the total weight of all securities above 5% cannot exceed half of the portfolio’s weight. Shares of securities-related issuers will not exceed approximately 4% of the portfolio on the Initial Date of Deposit.

While not a part of the Trust’s portfolio selection process, the Trust also invests in foreign securities and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.